SIGNIFICANT ACCOUNTING POLICIES (Assumptions Used in Estimation of Fair Value of Stock-based Compensation Awards) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Dividend rate	0.00%	0.00%	0.00%
Expected volatility, minimum	71.00%	80.00%	76.00%
Expected volatility, maximum	74.00%	100.00%	132.00%
Risk free interest rate, minimum	0.30%	0.30%	0.30%
Risk free interest rate, maximum	0.60%	0.40%	2.10%
Expected term (in years)	2 years 9 months 22 days
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Expected term (in years)		1 year 6 months	1 year 6 months
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Expected term (in years)		5 years 6 months	5 years 6 months